Costs	12 Months Ended
Jun. 30, 2025
Costs
Costs

26.            Costs

	06.30.2025	06.30.2024	06.30.2023
Other operative costs	390	320	385
Cost of property operations	390	320	385
Crops	172,437	235,306	248,995
Sugarcane	63,036	58,735	66,698
Cattle	37,399	28,447	23,972
Supplies	45,477	50,491	49,321
Consignment	38,577	13,076	21,541
Advertising and brokerage fees	21,880	21,681	17,786
Agricultural rental and other services	7,567	10,776	8,807
Cost of sales and services from agricultural business	386,373	418,512	437,120
Trading properties and developments	16,769	7,086	5,426
Rental and services	124,075	105,058	114,883
Hotel operations, tourism services and others	43,135	40,335	39,433
Cost of sales and services from sales and services from urban properties and investment business	183,979	152,479	159,742
Total costs	570,742	571,311	597,247